Pension and Other Post-retirement Benefits (Tables)	12 Months Ended
Oct. 29, 2017
Pension and Other Post-retirement Benefits
Schedule of net periodic cost of defined benefit plans

	Pension Benefits			Post-retirement Benefits
(in thousands)	2017	2016	2015	2017	2016	2015
Service cost	$ 30,256	$ 26,951	$ 28,795	$ 1,106	$ 1,297	$ 1,795
Interest cost	54,263	55,728	52,522	11,630	13,346	13,479
Expected return on plan assets	(90,936)	(88,681)	(88,792)	–	–	–
Amortization of prior service cost	(3,000)	(4,120)	(4,878)	(4,274)	(4,282)	(1,337)
Recognized actuarial loss (gain)	26,166	20,318	18,476	2,424	1,617	(2)
Curtailment (gain) charge	–	(4,438)	–	–	–	–

Net periodic cost	$ 16,749	$ 5,758	$ 6,123	$ 10,886	$ 11,978	$ 13,935

Schedule of amounts that have not been recognized in net periodic pension cost and are included in accumulated other comprehensive loss

	Pension Benefits		Post-retirement Benefits
(in thousands)	2017	2016	2017	2016
Unrecognized prior service credit	$ 10,565	$ 17,049	$ 4,585	$ 13,845
Unrecognized actuarial losses	(380,114)	(464,091)	(30,857)	(44,258)

Schedule of amounts that are expected to be recognized in net periodic benefit expense in fiscal year 2016

The following amounts are expected to be recognized in net periodic benefit expense in fiscal 2018:

(in thousands)	Pension Benefits	Post- retirement Benefits

Amortized prior service credit	$ (2,468)	$ (2,842)
Recognized actuarial losses	18,165	179

Schedule of reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans

	Pension Benefits		Post-retirement Benefits
(in thousands)	2017	2016	2017	2016
Change in benefit obligation
Benefit obligation at beginning of year	$ 1,394,870	$ 1,248,209	$ 317,472	$ 334,544
Service cost	30,256	26,951	1,106	1,297
Interest cost	54,263	55,728	11,630	13,346
Actuarial loss (gain)	35,379	112,208	(10,977)	5,285
Plan amendments	3,483	6,884	4,986	(15,283)
Curtailment (gain) loss	–	(674)	–	–
Participant contributions	–	–	2,661	2,959
Medicare Part D subsidy	–	–	1,355	2,090
Benefits paid	(58,153)	(54,436)	(23,550)	(26,766)

Benefit obligation at end of year	$ 1,460,098	$ 1,394,870	$ 304,683	$ 317,472

	Pension Benefits		Post-retirement Benefits
(in thousands)	2017	2016	2017	2016
Change in plan assets
Fair value of plan assets at beginning of year	$ 1,232,626	$ 1,179,777	$ –	$ –
Actual return on plan assets	184,126	76,756	–	–
Participant contributions	–	–	2,661	2,959
Employer contributions	21,354	30,529	20,889	23,807
Benefits paid	(58,153)	(54,436)	(23,550)	(26,766)
Fair value of plan assets at end of year	$ 1,379,953	$ 1,232,626	$ –	$ –

Funded status at end of year	$ (80,145)	$ (162,244)	$ (304,683)	$ (317,472)

Schedule of amounts recognized in the Consolidated Statements of Financial Position

	Pension Benefits		Post-retirement Benefits
(in thousands)	2017	2016	2017	2016
Pension assets	$ 171,990	$ 68,901	$ –	$ –
Employee-related expenses	(5,957)	(5,425)	(20,612)	(20,836)
Pension and post-retirement benefits	(246,178)	(225,720)	(284,071)	(296,636)

Net amount recognized	$ (80,145)	$ (162,244)	$ (304,683)	$ (317,472)

Schedule of information for pension plans with accumulated benefit obligations in excess of plan assets
(in thousands)	2017	2016
Projected benefit obligation	$ 252,136	$ 231,145
Accumulated benefit obligation	247,687	225,364
Fair value of plan assets	–	–

Schedule of weighted-average assumptions used to determine benefit obligations and net periodic benefit costs

Weighted-average assumptions used to determine benefit obligations are as follows:

	2017	2016
Discount rate	3.91%	3.94%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.95%	3.96%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2017	2016	2015
Discount rate	3.94%	4.50%	4.31%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.96%	3.92%	3.94%
Expected long-term return on plan assets	7.50%	7.60%	7.70%

Schedule of effects of one-percentage-point change in assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension benefits
Discount rate	$ (13,582)	$ 17,240	$ (188,947)	$ 238,709
Expected long-term rate of return on plan assets	(13,574)	13,574	–	–
Rate of future compensation increase	3,521	(3,102)	3,131	(2,774)
Post-retirement benefits
Discount rate	$ 1,183	$ 4,414	$ (28,891)	$ 34,829
Health care cost trend rate	1,386	(1,187)	31,157	(26,649)

Schedule of benefits expected to be paid over the next ten fiscal years
(in thousands)	Pension Benefits	Post- retirement Benefits
2018	$ 60,374	$ 21,003
2019	62,903	21,038
2020	65,920	20,813
2021	68,794	20,779
2022	71,836	20,664
2023-2027	414,167	97,888

Schedule of actual and target weighted-average asset allocations for pension plan assets

	2017		2016
Asset Category	Actual %	Target Range %	Actual %	Target Range %
Large capitalization equity	22.1	12-22	21.7	12-22
Small capitalization equity	5.4	3-13	5.2	3-13
International equity	15.1	10-20	13.7	10-20
Global equity	12.0	5-20	10.5	5-20
Private equity	5.4	0-15	5.5	0-15
Total equity securities	60.0	50-75	56.6	50-75
Fixed income	33.5	25-45	36.4	25-45
Real estate	5.0	0-10	5.0	0-10
Cash and cash equivalents	1.5	–	2.0	–

Schedule of categories of defined benefit pension plan assets and the level under which fair values were determined in the fair value hierarchy

	Fair Value Measurements as of October 29, 2017
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Plan assets in fair value hierarchy

Cash equivalents(1)	$ 21,653	$ 21,653	$ –	$ –

Large capitalization equity(2)

Domestic	189,536	189,536	–	–

Foreign	47,069	47,069	–	–

Small capitalization equity(3)

Domestic	64,448	64,448	–	–

Foreign	9,486	9,486	–	–

Private equity(4)

Domestic	53,652	–	–	53,652

International	20,552	–	–	20,552

Fixed income(5)

US government issues	159,690	154,977	4,713	–

Municipal issues	21,002	–	21,002	–

Corporate issues – domestic	228,753	–	228,753	–

Corporate issues – foreign	52,610	–	52,610	–

Plan assets in fair value hierarchy	$ 868,451	$ 487,169	$ 307,078	$ 74,204

Plan assets at net asset value

Large capitalization equity – domestic(6)	$ 68,579

International equity – mutual fund(7)	123,608

International equity – collective trust(8)	85,317

Global equity – mutual fund(9)	165,138

Real estate – domestic(10)	68,860

Plan assets at net asset value	$ 511,502

Total plan assets at fair value	$ 1,379,953

	Fair Value Measurements as of October 29, 2017
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Plan assets in fair value hierarchy

Cash equivalents(1)	$ 24,412	$ 24,412	$ –	$ –

Large capitalization equity(2)

Domestic	156,495	156,495	–	–

Foreign	32,795	32,795	–	–

Small capitalization equity(3)

Domestic	52,599	52,599	–	–

Foreign	11,173	11,173	–	–

Private equity(4)

Domestic	54,613	–	–	54,613

International	13,489	–	–	13,489

Fixed income(5)

US government issues	153,333	126,673	26,660	–

Municipal issues	21,451	–	21,451	–

Corporate issues – domestic	224,963	–	224,963	–

Corporate issues – foreign	48,328	–	48,328	–

Plan assets in fair value hierarchy	$ 793,651	$ 404,147	$ 321,402	$ 68,102

Plan assets at net asset value

Large capitalization equity – domestic(6)	$ 78,138

International equity – mutual fund(7)	99,635

International equity – collective trust(8)	69,184

Global equity – mutual fund(9)	129,014

Real estate – domestic(10)	63,004

Plan assets at net asset value	$ 438,975

Total plan assets at fair value	$ 1,232,626

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments:

(1)	Cash Equivalents: These Level 1 investments consist primarily of highly liquid money market mutual funds traded in active markets.

(2)

Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(3)

Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)

Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, invested in a well-diversified portfolio of equity investments from top performing, high quality firms focused on U.S. and foreign small to mid-markets, venture capitalists, and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed, as well as early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)

Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources and municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources.

(6)

Large Capitalization Equity – Domestic: The collective investment is valued at the publicly available NAV of shares held by the Master Trust at year end. The investment objective is to maintain a portfolio of equity securities that approximate the weighted total rate of return within the Standard & Poor’s 500 stock index. There are no restrictions on redemptions.

(7)

International Equity – Mutual Funds: The mutual funds are valued at the publicly available NAV of shares held by the Master Trust at year end. The investment seeks long term growth of principal and income by investing in medium to large well established companies. There are no restrictions on redemptions.

(8)

International Equity – Collective Trust: The collective investment funds are valued at the NAV of shares held by the Master Trust at year end. The investment objective of this fund is to generate a long term return through investments in quoted international equities. Redemptions can be made on a monthly basis as of the first business day of each month.

(9)

Global Equity – Mutual Fund: This investment includes an open-ended mutual fund consisting of a mix of U.S. common stocks and foreign common stocks, which is valued at the publicly available NAV of shares held by the Master Trust at year end. The investment strategy is to obtain long term capital appreciation by focusing on companies generating above average earnings growth and are leading growth businesses in the marketplace. There are no restrictions on redemptions.

(10)

Real Estate: These investments include ownership in open-ended real estate funds, which manage diversified portfolios of commercial properties within the office, residential, retail, and industrial property sectors. Investment strategies aim to acquire, own, hold, or dispose of investments with the goal of achieving current income and/or capital appreciation. The real estate investments are valued at the NAV of shares held by the Master Trust. Requests to redeem shares are granted on a quarterly basis with either 45 or 90 days advance notice, subject to availability of cash.

Schedule of reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3)

(in thousands)	2017	2016
Beginning balance	$ 68,102	$ 71,775
Purchases, issuances, and settlements (net)	(8,630)	(7,109)
Unrealized (losses) gains	(2,251)	(6,903)
Realized gains	15,560	4,276

Interest and dividend income	1,423	6,063

Ending balance	$ 74,204	$ 68,102

Schedule of unfunded private equity commitment balance for each investment category
(in thousands)	2017	2016

Domestic equity	$ 1,585	$ 4,696
International equity	41,076	7,873

Unfunded commitment balance	$ 42,661	$ 12,569